Cash and cash equivalents (Details)	12 Months Ended
	Dec. 31, 2025 CHF (SFr) item	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Cash and cash equivalents
Cash at bank and on hand	SFr 1,638,612	SFr 3,341,738
Total cash and cash equivalents	SFr 1,638,612	SFr 3,341,738	SFr 3,865,481	SFr 6,957,086
Percentage of cash and cash equivalents	100.00%	100.00%
Cash on hand	SFr 114	SFr 115
P-1 / A-1
Cash and cash equivalents
Number of Swiss banks used | item	2
Balances with banks	SFr 1,613,227	3,302,810
P-2 / A-2
Cash and cash equivalents
Balances with banks	2,617	6,681
Other
Cash and cash equivalents
Balances with banks	SFr 22,654	SFr 32,132
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	88.77%	80.84%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	4.10%	14.90%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	4.46%	2.42%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	2.68%	1.84%